Schedule of Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Professional service fees	¥ 9,812	¥ 16,490
Refund liability	7,626	7,703
Accrued expenses	2,933	789
Payables related to other service fees	2,101
Others	980	777
Total	¥ 23,452	¥ 25,759